Pioneer Balanced ESG Fund

Schedule of Investments | October 31, 2021

Ticker Symbols:
Class A	AOBLX
Class C	PCBCX
Class K	PCBKX
Class R	CBPRX
Class Y	AYBLX

Schedule of Investments | 10/31/21 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 107.2%
	COMMON STOCKS - 63.3% of Net Assets
	Automobiles - 0.4%
63,703	Honda Motor Co., Ltd. (A.D.R.)	$ 1,884,335
	Total Automobiles	$ 1,884,335
	Banks - 3.1%
290,615	Bank of America Corp.	$ 13,885,585
	Total Banks	$ 13,885,585
	Beverages - 1.8%
54,340	Britvic Plc	$ 660,500
45,699	PepsiCo., Inc.	7,384,958
	Total Beverages	$ 8,045,458
	Biotechnology - 2.6%
48,969	AbbVie, Inc.	$ 5,615,275
92,526	Gilead Sciences, Inc.	6,003,087
	Total Biotechnology	$ 11,618,362
	Capital Markets - 1.5%
22,069	CME Group, Inc.	$ 4,867,318
8,002	T.Rowe Price Group, Inc.	1,735,474
	Total Capital Markets	$ 6,602,792
	Chemicals - 1.1%
4,253	Dow, Inc.	$ 238,040
7,553	Ecolab, Inc.	1,678,428
44,987	Huntsman Corp.	1,465,677
16,848	LyondellBasell Industries NV	1,563,831
	Total Chemicals	$ 4,945,976
	Commercial Services & Supplies - 0.7%
34,294(a)	IAA, Inc.	$ 2,045,637
75,303(a)	KAR Auction Services, Inc.	1,104,695
	Total Commercial Services & Supplies	$ 3,150,332
	Communications Equipment - 3.2%
120,191	Cisco Systems, Inc.	$ 6,727,090
29,274	Motorola Solutions, Inc.	7,277,224
	Total Communications Equipment	$ 14,004,314
	Electrical Equipment - 1.0%
27,958	Eaton Corp. Plc	$ 4,606,360
	Total Electrical Equipment	$ 4,606,360
	Electronic Equipment, Instruments & Components - 1.2%
34,082	National Instruments Corp.	$ 1,447,463
24,945	TE Connectivity, Ltd.	3,641,970
	Total Electronic Equipment, Instruments & Components	$ 5,089,433
	Entertainment - 0.4%
10,295(a)	Walt Disney Co.	$ 1,740,576
	Total Entertainment	$ 1,740,576
	Equity Real Estate Investment Trusts (REITs) - 1.4%
14,675	Crown Castle International Corp.	$ 2,645,902
146,604	Outfront Media, Inc.	3,648,974
	Total Equity Real Estate Investment Trusts (REITs)	$ 6,294,876
	Financials - 2.4%
49,986	PNC Financial Services Group, Inc.	$ 10,548,546
	Total Financials	$ 10,548,546
	Food & Staples Retailing - 0.7%
77,000	Seven & iHoldings Co., Ltd.	$ 3,232,357
	Total Food & Staples Retailing	$ 3,232,357
	Food Products - 0.7%
55,194	Lamb Weston Holdings, Inc.	$ 3,115,701
	Total Food Products	$ 3,115,701
	Health Care - 0.5%
20,027	Medtronic Plc	$ 2,400,436
	Total Health Care	$ 2,400,436
	Health Care Providers & Services - 2.0%
9,590	Anthem, Inc.	$ 4,172,897
41,203	CVS Health Corp.	3,678,604
7,409	Quest Diagnostics, Inc.	1,087,493
	Total Health Care Providers & Services	$ 8,938,994
	Health Care Technology - 0.3%
19,359	Cerner Corp.	$ 1,438,180
	Total Health Care Technology	$ 1,438,180
	Hotels, Restaurants & Leisure - 1.4%
42,485(a)	Cedar Fair LP	$ 1,974,278
11,087	McDonald's Corp.	2,722,413
18,364	Wyndham Hotels & Resorts, Inc.	1,551,207
	Total Hotels, Restaurants & Leisure	$ 6,247,898
	Industrial Conglomerates - 1.2%
25,032	Honeywell International, Inc.	$ 5,472,496
	Total Industrial Conglomerates	$ 5,472,496
Shares		Value
	Information Technology - 1.8%
37,616	Visa, Inc.	$ 7,965,940
	Total Information Technology	$ 7,965,940
	Insurance - 1.4%
14,907	Chubb, Ltd.	$ 2,912,529
59,575	Sun Life Financial, Inc.	3,393,988
	Total Insurance	$ 6,306,517
	Interactive Media & Services - 4.5%
6,708(a)	Alphabet, Inc.	$ 19,861,851
	Total Interactive Media & Services	$ 19,861,851
	Internet & Direct Marketing Retail - 3.2%
10,704(a)	Alibaba Group Holding, Ltd. (A.D.R.)	$ 1,765,518
3,645(a)	Amazon.com, Inc.	12,292,507
	Total Internet & Direct Marketing Retail	$ 14,058,025
	IT Services - 1.4%
18,291	Automatic Data Processing, Inc.	$ 4,106,146
20,186	Fidelity National Information Services, Inc.	2,235,398
	Total IT Services	$ 6,341,544
	Machinery - 2.3%
10,682	Caterpillar, Inc.	$ 2,179,235
11,172	Deere & Co.	3,824,287
60,572	Timken Co.	4,297,584
	Total Machinery	$ 10,301,106
	Materials - 0.7%
20,571	International Flavors & Fragrances, Inc.	$ 3,033,194
	Total Materials	$ 3,033,194
	Media - 0.7%
55,566	Comcast Corp.	$ 2,857,759
	Total Media	$ 2,857,759
	Metals & Mining - 0.6%
9,753	Reliance Steel & Aluminum Co.	$ 1,425,499
20,530	Steel Dynamics, Inc.	1,356,622
	Total Metals & Mining	$ 2,782,121
	Oil, Gas & Consumable Fuels - 2.7%
28,898	Phillips 66	$ 2,160,992
9,362	Pioneer Natural Resources Co.	1,750,507
59,074	Royal Dutch Shell Plc (A.D.R.)	2,712,678
62,456	Targa Resources Corp.	3,414,470
25,066	Valero Energy Corp.	1,938,354
	Total Oil, Gas & Consumable Fuels	$ 11,977,001
	Pharmaceuticals - 2.5%
50,091	AstraZeneca Plc (A.D.R.)	$ 3,124,677
12,933	Eli Lilly & Co.	3,294,811
8,348	Merck KGaA	1,970,418
22,487	Novo Nordisk AS (A.D.R.)	2,476,493
	Total Pharmaceuticals	$ 10,866,399
	Professional Services - 0.7%
26,448	Robert Half International, Inc.	$ 2,990,475
	Total Professional Services	$ 2,990,475
	Semiconductors & Semiconductor Equipment - 2.4%
24,342	Analog Devices, Inc.	$ 4,223,094
7,311	Lam Research Corp.	4,120,260
18,102	QUALCOMM, Inc.	2,408,290
	Total Semiconductors & Semiconductor Equipment	$ 10,751,644
	Software - 5.1%
51,636	Microsoft Corp.	$ 17,123,530
18,419(a)	salesforce.com, Inc.	5,519,990
	Total Software	$ 22,643,520
	Specialty Retail - 2.3%
16,757	Home Depot, Inc.	$ 6,229,247
57,630	TJX Cos., Inc.	3,774,189
	Total Specialty Retail	$ 10,003,436
	Technology Hardware, Storage & Peripherals - 0.8%
254,734	Hewlett Packard Enterprise Co.	$ 3,731,853
	Total Technology Hardware, Storage & Peripherals	$ 3,731,853
	Textiles, Apparel & Luxury Goods - 1.0%
74,537	Levi Strauss & Co.	$ 1,951,379
36,810	VF Corp.	2,682,713
	Total Textiles, Apparel & Luxury Goods	$ 4,634,092
	Trading Companies & Distributors - 1.6%
45,085(a)	AerCap Holdings NV	$ 2,661,818
27,942	Ferguson Plc	4,225,110
	Total Trading Companies & Distributors	$ 6,886,928
	TOTAL COMMON STOCKS
	(Cost $192,339,186)	$ 281,256,412
Shares		Value
	CONVERTIBLE PREFERRED STOCK - 0.4% of Net Assets
	Financials - 0.4%
1,231(b)	Wells Fargo & Co., 7.5%	$ 1,871,083
	Total Financials	$ 1,871,083
	TOTAL CONVERTIBLE PREFERRED STOCK
	(Cost $1,810,572)	$ 1,871,083
Principal Amount USD ($)
	ASSET BACKED SECURITIES - 2.2% of Net Assets
146,693	Accelerated LLC, Series 2021-1H, Class C, 2.35%, 10/20/40 (144A)	$ 146,746
100,000	Amur Equipment Finance Receivables VI LLC, Series 2018-2A, Class C, 4.27%, 1/20/23 (144A)	101,861
300,000	Amur Equipment Finance Receivables VI LLC, Series 2018-2A, Class D, 4.45%, 6/20/23 (144A)	304,317
300,000(c)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class C, 1.94% (1 Month USD LIBOR + 185 bps), 8/15/34 (144A)	299,329
250,000(c)	Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class D, 3.924% (3 Month USD LIBOR + 380 bps), 1/15/33 (144A)	250,287
250,000(c)	Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class E, 7.144% (3 Month USD LIBOR + 702 bps), 1/15/33 (144A)	249,371
246,094	Blackbird Capital Aircraft, Series 2021-1A, Class A, 2.443%, 7/15/46 (144A)	246,164
240,141	BXG Receivables Note Trust, Series 2018-A, Class C, 4.44%, 2/2/34 (144A)	249,555
250,000(c)	Carlyle US CLO, Ltd., Series 2019-4A, Class C, 4.124% (3 Month USD LIBOR + 400 bps), 1/15/33 (144A)	250,443
166,857(d)	Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.0%, 11/25/44 (144A)	172,409
206,030	CoreVest American Finance Trust, Series 2020-3, Class A, 1.358%, 8/15/53 (144A)	202,637
500,000	Crossroads Asset Trust, Series 2021-A, Class D, 2.52%, 1/20/26 (144A)	494,696
100,000	DataBank Issuer, Series 2021-1A, Class B, 2.65%, 2/27/51 (144A)	100,023
196,500	Domino's Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.668%, 10/25/49 (144A)	211,278
50,000	Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28%, 8/17/26	50,856
30,000	Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05%, 5/15/28	30,850
200,000(d)	Finance of America HECM Buyout, Series 2021-HB1, Class M2, 2.084%, 2/25/31 (144A)	198,205
250,000(c)	First Eagle BSL CLO, Ltd., Series 2019-1A, Class C, 4.482% (3 Month USD LIBOR + 435 bps), 1/20/33 (144A)	250,220
81,675	Foundation Finance Trust, Series 2021-1A, Class A, 1.27%, 5/15/41 (144A)	80,819
125,000(c)	HGI CRE CLO, Ltd., Series 2021-FL2, Class C, 1.886% (1 Month USD LIBOR + 180 bps), 9/17/36 (144A)	124,811
200,000	HOA Funding LLC - HOA, Series 2021-1A, Class A2, 4.723%, 8/20/51 (144A)	203,337
134,058	Home Partners of America Trust, Series 2019-1, Class D, 3.406%, 9/17/39 (144A)	132,892
168,945	Home Partners of America Trust, Series 2019-2, Class E, 3.32%, 10/19/39 (144A)	165,729
103,603	LL ABS Trust, Series 2019-1A, Class B, 3.52%, 3/15/27 (144A)	104,080
250,000(c)	Madison Park Funding XXXVI, Ltd., Series 2019-36A, Class E, 7.374% (3 Month USD LIBOR + 725 bps), 1/15/33 (144A)	250,105
100,000	Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.54%, 3/20/26 (144A)	100,174
500,000(c)	MF1, Ltd., Series 2021-FL7, Class D, 2.636% (1 Month USD LIBOR + 255 bps), 10/16/36 (144A)	499,998
49,211	Mosaic Solar Loan Trust, Series 2019-2A, Class A, 2.88%, 9/20/40 (144A)	50,982
132,276	Mosaic Solar Loan Trust, Series 2020-1A, Class A, 2.1%, 4/20/46 (144A)	132,981
150,000	Nelnet Student Loan Trust, Series 2021-A, Class B1, 2.85%, 4/20/62 (144A)	152,245
200,000	NMEF Funding LLC, Series 2019-A, Class B, 3.06%, 8/17/26 (144A)	201,842
100,000	NMEF Funding LLC, Series 2019-A, Class C, 3.3%, 8/17/26 (144A)	101,539
250,000	NMEF Funding LLC, Series 2019-A, Class D, 4.39%, 8/17/26 (144A)	253,659
100,000	NMEF Funding LLC, Series 2021-A, Class C, 2.58%, 12/15/27 (144A)	100,036
100,000	Oportun Funding XIV LLC, Series 2021-A, Class C, 3.44%, 3/8/28 (144A)	101,078
250,000(c)	Palmer Square Loan Funding, Ltd., Series 2020-1A, Class B, 2.031% (3 Month USD LIBOR + 190 bps), 2/20/28 (144A)	250,044
210,000	Progress Residential Trust, Series 2019-SFR2, Class E, 4.142%, 5/17/36 (144A)	211,554
200,000	Republic Finance Issuance Trust, Series 2019-A, Class A, 3.43%, 11/22/27 (144A)	200,624
150,000	SCF Equipment Leasing LLC, Series 2021-1A, Class D, 1.93%, 9/20/30 (144A)	148,059
250,000(c)	Sound Point CLO XXV, Ltd., Series 2019-4A, Class D, 4.234% (3 Month USD LIBOR + 411 bps), 1/15/33 (144A)	250,499
250,000(c)	Sound Point CLO XXV, Ltd., Series 2019-4A, Class E, 7.744% (3 Month USD LIBOR + 762 bps), 1/15/33 (144A)	250,387
135,579	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37 (144A)	135,727
250,000(c)	Symphony CLO XXII, Ltd., Series 2020-22A, Class C, 2.272% (3 Month USD LIBOR + 215 bps), 4/18/33 (144A)	250,388
200,000(d)	Towd Point Mortgage Trust, Series 2017-4, Class M2, 3.25%, 6/25/57 (144A)	208,586
100,000	Tricolor Auto Securitization Trust, Series 2021-1A, Class D, 1.92%, 5/15/26 (144A)	99,483
169,407	Tricon American Homes Trust, Series 2019-SFR1, Class A, 2.75%, 3/17/38 (144A)	174,841
120,000	Tricon American Homes Trust, Series 2020-SFR2, Class E1, 2.73%, 11/17/39 (144A)	118,297
250,000(c)	Trinitas CLO VI, Ltd., Series 2017-6A, Class DR4, 4.374% (3 Month USD LIBOR + 425 bps), 1/25/34 (144A)	248,526
250,000	United Auto Credit Securitization Trust, Series 2020-1, Class D, 2.88%, 2/10/25 (144A)	254,482
271,211	Welk Resorts LLC, Series 2019-AA, Class C, 3.34%, 6/15/38 (144A)	276,360
160,787	Westgate Resorts LLC, Series 2020-1A, Class C, 6.213%, 3/20/34 (144A)	168,511
	TOTAL ASSET BACKED SECURITIES
	(Cost $9,735,960)	$ 9,811,922
	COLLATERALIZED MORTGAGE OBLIGATIONS - 4.8% of Net Assets
110,000(d)	Angel Oak Mortgage Trust I LLC, Series 2019-1, Class M1, 4.5%, 11/25/48 (144A)	$ 110,622
50,782(c)	Bear Stearns ALT-A Trust, Series 2005-7, Class 11A1, 0.629% (1 Month USD LIBOR + 54 bps), 8/25/35	50,986
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
82,695(c)	Bellemeade Re, Ltd., Series 2018-1A, Class M1B, 1.689% (1 Month USD LIBOR + 160 bps), 4/25/28 (144A)	$ 82,695
81,858(c)	Bellemeade Re, Ltd., Series 2018-3A, Class M1B, 1.939% (1 Month USD LIBOR + 185 bps), 10/25/28 (144A)	81,858
145,148(c)	Bellemeade Re, Ltd., Series 2019-1A, Class M1B, 1.839% (1 Month USD LIBOR + 175 bps), 3/25/29 (144A)	145,148
150,000(c)	Bellemeade Re, Ltd., Series 2020-3A, Class M1C, 3.789% (1 Month USD LIBOR + 370 bps), 10/25/30 (144A)	156,937
150,000(c)	Bellemeade Re, Ltd., Series 2020-3A, Class M2, 4.939% (1 Month USD LIBOR + 485 bps), 10/25/30 (144A)	160,113
160,000(c)	Bellemeade Re, Ltd., Series 2020-4A, Class M2B, 3.689% (1 Month USD LIBOR + 360 bps), 6/25/30 (144A)	161,434
300,000(c)	Bellemeade Re, Ltd., Series 2021-3A, Class M2, 3.199% (SOFR30A + 315 bps), 9/25/31 (144A)	297,752
100,000(d)	Bunker Hill Loan Depositary Trust, Series 2020-1, Class A3, 3.253%, 2/25/55 (144A)	102,194
100,000(d)	Cascade Funding Mortgage Trust, Series 2021-HB6, Class M3, 3.735%, 6/25/36 (144A)	100,081
150,000	Cascade MH Asset Trust, Series 2021-MH1, Class M1, 2.992%, 2/25/46 (144A)	152,642
300,000(d)	CFMT LLC, Series 2021-HB5, Class M3, 2.91%, 2/25/31 (144A)	298,186
200,000(d)	CFMT LLC, Series 2021-HB7, Class M3, 3.849%, 10/27/31 (144A)	199,999
500,000(d)	CIM Trust, Series 2019-R5, Class M3, 3.5%, 9/25/59 (144A)	518,878
345,193(d)	CIM Trust, Series 2021-J2, Class B1, 2.68%, 4/25/51 (144A)	338,794
500,000(d)	Citigroup Mortgage Loan Trust, Series 2018-RP3, Class M3, 3.25%, 3/25/61 (144A)	511,008
697,300(d)	Citigroup Mortgage Loan Trust, Series 2021-INV2, Class B1W, 2.993%, 5/25/51 (144A)	716,067
44,666(c)	Connecticut Avenue Securities Trust, Series 2019-R06, Class 2M2, 2.189% (1 Month USD LIBOR + 210 bps), 9/25/39 (144A)	44,765
65,669(c)	Connecticut Avenue Securities Trust, Series 2019-R07, Class 1M2, 2.189% (1 Month USD LIBOR + 210 bps), 10/25/39 (144A)	65,861
34,656(c)	Connecticut Avenue Securities Trust, Series 2020-R01, Class 1M2, 2.139% (1 Month USD LIBOR + 205 bps), 1/25/40 (144A)	34,852
94,705(c)	Connecticut Avenue Securities Trust, Series 2020-R02, Class 2M2, 2.089% (1 Month USD LIBOR + 200 bps), 1/25/40 (144A)	95,015
82,591(c)	Eagle Re, Ltd., Series 2018-1, Class M1, 1.789% (1 Month USD LIBOR + 170 bps), 11/25/28 (144A)	82,673
210,548(c)	Eagle Re, Ltd., Series 2019-1, Class M1B, 1.889% (1 Month USD LIBOR + 180 bps), 4/25/29 (144A)	211,105
160,000(c)	Eagle Re, Ltd., Series 2020-2, Class M2, 5.689% (1 Month USD LIBOR + 560 bps), 10/25/30 (144A)	162,390
150,000	Eagle Re, Ltd., Series 2021-2, Class M1C, 0.0%, 4/25/34 (144A)	150,000
171,707(c)	Fannie Mae Connecticut Avenue Securities, Series 2018-C04, Class 2M2, 2.639% (1 Month USD LIBOR + 255 bps), 12/25/30	174,504
47,363(c)	Federal Home Loan Mortgage Corp. REMICS, Series 1671, Class S, 0.74% (1 Month USD LIBOR + 65 bps), 2/15/24	47,246
517,401	Federal Home Loan Mortgage Corp. REMICS, Series 3816, Class HA, 3.5%, 11/15/25	541,049
18,755(c)	Federal Home Loan Mortgage Corp. REMICS, Series 3868, Class FA, 0.49% (1 Month USD LIBOR + 40 bps), 5/15/41	18,954
142,446(c)(e)	Federal Home Loan Mortgage Corp. REMICS, Series 4091, Class SH, 6.46% (1 Month USD LIBOR + 655 bps), 8/15/42	29,053
26,593(c)	Federal National Mortgage Association REMICS, Series 2006-23, Class FP, 0.389% (1 Month USD LIBOR + 30 bps), 4/25/36	26,743
20,195(c)	Federal National Mortgage Association REMICS, Series 2006-104, Class GF, 0.409% (1 Month USD LIBOR + 32 bps), 11/25/36	20,327
10,886(c)	Federal National Mortgage Association REMICS, Series 2007-93, Class FD, 0.639% (1 Month USD LIBOR + 55 bps), 9/25/37	11,060
66,441(c)	Federal National Mortgage Association REMICS, Series 2011-63, Class FG, 0.539% (1 Month USD LIBOR + 45 bps), 7/25/41	67,586
481,168(d)	Flagstar Mortgage Trust, Series 2021-3INV, Class A2, 2.5%, 6/25/51 (144A)	485,068
681,265(d)	Flagstar Mortgage Trust, Series 2021-6INV, Class A4, 2.5%, 8/25/51 (144A)	687,359
190,000(c)	Freddie Mac Stacr Remic Trust, Series 2020-DNA3, Class B1, 5.189% (1 Month USD LIBOR + 510 bps), 6/25/50 (144A)	197,585
190,000(c)	Freddie Mac Stacr Remic Trust, Series 2020-DNA4, Class B1, 6.089% (1 Month USD LIBOR + 600 bps), 8/25/50 (144A)	201,853
24,050(c)	Freddie Mac Stacr Remic Trust, Series 2020-DNA4, Class M2, 3.839% (1 Month USD LIBOR + 375 bps), 8/25/50 (144A)	24,200
105,000(c)	Freddie Mac Stacr Remic Trust, Series 2020-DNA5, Class B1, 4.849% (SOFR30A + 480 bps), 10/25/50 (144A)	111,083
135,229(c)	Freddie Mac Stacr Remic Trust, Series 2020-DNA5, Class M2, 2.849% (SOFR30A + 280 bps), 10/25/50 (144A)	136,752
80,000(c)	Freddie Mac Stacr Remic Trust, Series 2020-DNA6, Class B2, 5.699% (SOFR30A + 565 bps), 12/25/50 (144A)	86,179
60,000(c)	Freddie Mac Stacr Remic Trust, Series 2020-HQA4, Class B1, 5.339% (1 Month USD LIBOR + 525 bps), 9/25/50 (144A)	62,754
130,000(c)	Freddie Mac Stacr Remic Trust, Series 2021-DNA1, Class B1, 2.699% (SOFR30A + 265 bps), 1/25/51 (144A)	130,593
195,000(c)	Freddie Mac Stacr Remic Trust, Series 2021-DNA1, Class B2, 4.799% (SOFR30A + 475 bps), 1/25/51 (144A)	202,144
90,000(c)	Freddie Mac Stacr Remic Trust, Series 2021-DNA5, Class B1, 3.099% (SOFR30A + 305 bps), 1/25/34 (144A)	91,012
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
120,000(c)	Freddie Mac Stacr Remic Trust, Series 2021-HQA1, Class B2, 5.049% (SOFR30A + 500 bps), 8/25/33 (144A)	$ 123,732
24,969(c)	Freddie Mac Stacr Trust, Series 2018-HQA2, Class M1, 0.839% (1 Month USD LIBOR + 75 bps), 10/25/48 (144A)	24,985
110,000(c)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B2, 7.449% (SOFR30A + 740 bps), 11/25/50 (144A)	131,916
446,477(e)	Government National Mortgage Association, Series 2019-159, Class CI, 3.5%, 12/20/49	58,953
397,639(c)(e)	Government National Mortgage Association, Series 2020-9, Class SA, 3.264% (1 Month USD LIBOR + 335 bps), 1/20/50	28,956
113,059(d)	GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class A3, 2.352%, 9/27/60 (144A)	113,881
489,480(d)	GS Mortgage-Backed Securities Trust, Series 2021-PJ7, Class A2, 2.5%, 1/25/52 (144A)	493,246
44,390(c)	Home Re, Ltd., Series 2018-1, Class M1, 1.689% (1 Month USD LIBOR + 160 bps), 10/25/28 (144A)	44,453
68,968(c)	Home Re, Ltd., Series 2019-1, Class M1, 1.739% (1 Month USD LIBOR + 165 bps), 5/25/29 (144A)	68,968
150,000(c)	Home Re, Ltd., Series 2020-1, Class M1C, 4.239% (1 Month USD LIBOR + 415 bps), 10/25/30 (144A)	151,869
150,000(c)	Home Re, Ltd., Series 2020-1, Class M2, 5.339% (1 Month USD LIBOR + 525 bps), 10/25/30 (144A)	154,865
165,000(c)	Home Re, Ltd., Series 2021-1, Class M2, 2.939% (1 Month USD LIBOR + 285 bps), 7/25/33 (144A)	161,749
100,000(d)	Homeward Opportunities Fund I Trust, Series 2020-2, Class A3, 3.196%, 5/25/65 (144A)	101,650
100,000(d)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class B1, 3.295%, 9/25/56 (144A)	99,096
100,000(d)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class M1, 2.489%, 9/25/56 (144A)	99,261
400,000	IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.4%, 8/18/43 (144A)	416,000
350,000	JP Morgan Martgage Trust, Series 2021-INV6, Class A5A, 2.5%, 4/25/52 (144A)	349,836
381,673(d)	JP Morgan Mortgage Trust, Series 2021-7, Class A3, 2.5%, 11/25/51 (144A)	384,839
396,232(d)	JP Morgan Mortgage Trust, Series 2021-7, Class B2, 2.815%, 11/25/51 (144A)	395,387
491,742(d)	JP Morgan Mortgage Trust, Series 2021-10, Class A15, 2.5%, 12/25/51 (144A)	491,199
393,232(d)	JP Morgan Mortgage Trust, Series 2021-12, Class A3, 2.5%, 2/25/52 (144A)	396,258
297,104(d)	JP Mortgage Trust, Series 2021-INV1, Class B1, 3.004%, 10/25/51 (144A)	303,372
600,000	Med Trust, Series 2021-MDLN, Class E, 0.0%, 11/15/26 (144A)	600,000
500,000	Med Trust, Series 2021-MDLN, Class F, 0.0%, 11/15/26 (144A)	500,000
493,111(d)	Mello Mortgage Capital Acceptance, Series 2021-MTG1, Class B1, 2.645%, 4/25/51 (144A)	488,037
109,825(d)	MFA Trust, Series 2020-NQM1, Class A3, 2.3%, 8/25/49 (144A)	110,351
625,909(d)	Mill City Mortgage Loan Trust, Series 2018-4, Class A1B, 3.5%, 4/25/66 (144A)	642,109
300,000(d)	Mill City Mortgage Loan Trust, Series 2019-GS2, Class M3, 3.25%, 8/25/59 (144A)	310,104
73,264(d)	New Residential Mortgage Loan Trust, Series 2019-NQM4, Class A1, 2.492%, 9/25/59 (144A)	73,739
158,390(d)	New Residential Mortgage Loan Trust, Series 2019-RPL2, Class A1, 3.25%, 2/25/59 (144A)	163,345
150,000(c)	Oaktown Re V, Ltd., Series 2020-2A, Class M1B, 3.689% (1 Month USD LIBOR + 360 bps), 10/25/30 (144A)	150,373
150,000(c)	Oaktown Re V, Ltd., Series 2020-2A, Class M2, 5.339% (1 Month USD LIBOR + 525 bps), 10/25/30 (144A)	155,737
566,032(d)	OBX Trust, Series 2021-J1, Class A19, 2.5%, 5/25/51 (144A)	565,294
592,506(d)	PRMI Securitization Trust, Series 2021-1, Class B1, 2.482%, 4/25/51 (144A)	578,785
283,668(d)	Provident Funding Mortgage Trust, Series 2021-1, Class A5, 2.5%, 4/25/51 (144A)	285,851
592,866(d)	Provident Funding Mortgage Trust, Series 2021-INV1, Class A1, 2.5%, 8/25/51 (144A)	601,874
5,888(c)	Radnor Re, Ltd., Series 2018-1, Class M1, 1.489% (1 Month USD LIBOR + 140 bps), 3/25/28 (144A)	5,890
191,559(c)	Radnor Re, Ltd., Series 2019-1, Class M1B, 2.039% (1 Month USD LIBOR + 195 bps), 2/25/29 (144A)	191,681
360,000(c)	Radnor Re, Ltd., Series 2020-1, Class M1C, 1.839% (1 Month USD LIBOR + 175 bps), 1/25/30 (144A)	356,429
250,000(d)	RMF Buyout Issuance Trust, Series 2020-1, Class M2, 2.623%, 2/25/30 (144A)	249,182
66,409(d)	RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75%, 10/25/63 (144A)	65,606
400,000(d)	RMF Proprietary Issuance Trust, Series 2021-2, Class A, 2.125%, 9/25/61 (144A)	395,640
606,337(d)	Sequoia Mortgage Trust, Series 2021-4, Class A1, 2.5%, 6/25/51 (144A)	611,731
80,000(c)	STACR Trust, Series 2018-HRP2, Class M3, 2.489% (1 Month USD LIBOR + 240 bps), 2/25/47 (144A)	81,662
150,000(c)	Traingle Re, Ltd., Series 2020-1, Class M1C, 4.589% (1 Month USD LIBOR + 450 bps), 10/25/30 (144A)	151,120
350,000(c)	Traingle Re, Ltd., Series 2021-1, Class M1C, 3.489% (1 Month USD LIBOR + 340 bps), 8/25/33 (144A)	350,490
162,406(d)	Visio Trust, Series 2019-2, Class A1, 2.722%, 11/25/54 (144A)	165,001
430,000(d)	Vista Point Securitization Trust, Series 2020-1, Class A3, 3.201%, 3/25/65 (144A)	435,214
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $21,297,467)	$ 21,264,875
	COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.3% of Net Assets
200,000(c)	Austin Fairmont Hotel Trust, Series 2019-FAIR, Class A, 1.14% (1 Month USD LIBOR + 105 bps), 9/15/32 (144A)	$ 199,880
500,000	BANK, Series 2017-BNK7, Class AS, 3.748%, 9/15/60	542,852
250,000(c)	Beast Mortgage Trust, Series 2021-1818, Class A, 1.3% (1 Month USD LIBOR + 105 bps), 3/15/36 (144A)	249,696
300,000	Benchmark Mortgage Trust, Series 2018-B8, Class A4, 3.963%, 1/15/52	331,307
175,000	Benchmark Mortgage Trust, Series 2021-B27, Class A5, 2.39%, 7/15/54	177,957
341,438(c)	BX Commercial Mortgage Trust, Series 2020-BXLP, Class D, 1.34% (1 Month USD LIBOR + 125 bps), 12/15/36 (144A)	340,688
Principal Amount USD ($)		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES - (continued)
425,000(c)	BX Commercial Mortgage Trust, Series 2021-VOLT, Class F, 2.49% (1 Month USD LIBOR + 240 bps), 9/15/36 (144A)	$ 424,489
243,491	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A2, 3.597%, 1/10/48	258,954
198,551(c)	CHC Commercial Mortgage Trust, Series 2019-CHC, Class D, 2.14% (1 Month USD LIBOR + 205 bps), 6/15/34 (144A)	196,435
248,188(c)	CHC Commercial Mortgage Trust, Series 2019-CHC, Class E, 2.44% (1 Month USD LIBOR + 235 bps), 6/15/34 (144A)	241,539
500,000(d)	Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class B, 4.805%, 3/10/47	532,665
300,000	Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class A5, 2.717%, 2/15/53	312,898
196,598(c)	Cold Storage Trust, Series 2020-ICE5, Class D, 2.19% (1 Month USD LIBOR + 210 bps), 11/15/37 (144A)	196,480
334,196	COMM Mortgage Trust, Series 2014-UBS3, Class A3, 3.546%, 6/10/47	347,374
1,606	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class AMFX, 4.877%, 4/15/37	1,625
400,000(c)	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, 2.24% (1 Month USD LIBOR + 215 bps), 5/15/36 (144A)	400,248
250,000(d)	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class AS, 4.174%, 11/15/48	270,488
27,297(c)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN1, Class M1, 2.049% (SOFR30A + 200 bps), 1/25/51 (144A)	27,502
300,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K729, Class A2, 3.136%, 10/25/24	315,629
100,000(d)	FREMF Mortgage Trust, Series 2017-KW03, Class B, 4.062%, 7/25/27 (144A)	104,561
92,742(c)	FREMF Mortgage Trust, Series 2019-KF64, Class B, 2.38% (1 Month USD LIBOR + 230 bps), 6/25/26 (144A)	93,186
250,000(d)	FREMF Trust, Series 2018-KW04, Class B, 3.911%, 9/25/28 (144A)	258,572
903,380(d)(e)	Government National Mortgage Association, Series 2017-21, Class IO, 0.659%, 10/16/58	42,006
300,000(c)	GS Mortgage Securities Corp. Trust, Series 2021-IP, Class D, 2.2% (1 Month USD LIBOR + 210 bps), 10/15/36 (144A)	300,182
290,000	GS Mortgage Securities Trust, Series 2015-GC28, Class A5, 3.396%, 2/10/48	307,433
200,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4, 2.822%, 8/15/49	209,816
375,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (144A)	392,851
250,000	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class A4, 4.211%, 6/15/51	281,890
2,450,000(d)(e)	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class XB, 0.112%, 6/15/51	22,006
250,000	Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.469%, 6/15/52 (144A)	260,967
300,000(d)	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.276%, 7/11/40 (144A)	332,215
188,569(c)	Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M7, 1.789% (1 Month USD LIBOR + 170 bps), 10/15/49 (144A)	188,042
85,000	Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%, 4/13/33 (144A)	79,746
475,000	SLG Office Trust, Series 2021-OVA, Class E, 2.851%, 7/15/41 (144A)	457,680
250,000(d)	Soho Trust, Series 2021-SOHO, Class A, 2.697%, 8/10/38 (144A)	245,746
399,815(c)	TTAN, Series 2021-MHC, Class B, 1.191% (1 Month USD LIBOR + 110 bps), 3/15/38 (144A)	399,692
250,000(d)	UBS Commercial Mortgage Trust, Series 2018-C9, Class C, 4.881%, 3/15/51	272,022
400,000(d)	Wells Fargo Commercial Mortgage Trust, Series 2018-C43, Class A4, 4.012%, 3/15/51	446,914
250,000(d)	WFRBS Commercial Mortgage Trust, Series 2014-C25, Class D, 3.803%, 11/15/47 (144A)	238,062
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $10,318,125)	$ 10,302,295
	CORPORATE BONDS - 11.0% of Net Assets
	Advertising - 0.1%
226,000	Interpublic Group of Cos., Inc., 4.75%, 3/30/30	$ 265,693
257,000	Midas OpCo Holdings LLC, 5.625%, 8/15/29 (144A)	262,168
	Total Advertising	$ 527,861
	Aerospace & Defense - 0.2%
355,000	Raytheon Technologies Corp., 3.2%, 3/15/24	$ 373,108
505,000	Teledyne Technologies, Inc., 2.25%, 4/1/28	508,221
	Total Aerospace & Defense	$ 881,329
	Airlines - 0.3%
25,000	Air Canada, 3.875%, 8/15/26 (144A)	$ 25,312
134,578	Air Canada 2017-1 Class AA Pass Through Trust, 3.3%, 1/15/30 (144A)	137,306
277,405	Alaska Airlines 2020-1 Class A Pass Through Trust, 4.8%, 8/15/27 (144A)	307,975
40,000	American Airlines 2021-1 Class B Pass Through Trust, 3.95%, 7/11/30	40,000
45,000	American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.5%, 4/20/26 (144A)	47,193
35,000	American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.75%, 4/20/29 (144A)	37,669
144,031	British Airways 2019-1 Class A Pass Through Trust, 3.35%, 6/15/29 (144A)	143,981
109,602	British Airways 2019-1 Class AA Pass Through Trust, 3.3%, 12/15/32 (144A)	112,434
35,006	British Airways 2020-1 Class A Pass Through Trust, 4.25%, 11/15/32 (144A)	37,728
47,959	British Airways 2020-1 Class B Pass Through Trust, 8.375%, 11/15/28 (144A)	55,941
60,000	Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28 (144A)	66,675
106,111	JetBlue 2019-1 Class AA Pass Through Trust, 2.75%, 5/15/32	109,108
40,626	JetBlue 2020-1 Class A Pass Through Trust, 4.0%, 11/15/32	44,599
66,452	United Airlines 2020-1 Class B Pass Through Trust, 4.875%, 1/15/26	70,229
	Total Airlines	$ 1,236,150
	Apparel - 0.0%†
85,000	Wolverine World Wide, Inc., 4.0%, 8/15/29 (144A)	$ 83,921
	Total Apparel	$ 83,921
Principal Amount USD ($)		Value
	Auto Manufacturers - 0.4%
200,000	Ford Motor Credit Co. LLC, 3.625%, 6/17/31	$ 202,250
300,000	Ford Motor Credit Co. LLC, 5.584%, 3/18/24	322,500
410,000(c)	General Motors Financial Co., Inc., 0.809% (SOFRRATE + 76 bps), 3/8/24	412,474
610,000(c)	Toyota Motor Credit Corp., 0.369% (SOFRRATE + 32 bps), 4/6/23	611,501
	Total Auto Manufacturers	$ 1,548,725
	Auto Parts & Equipment - 0.0%†
80,000	Dana, Inc., 4.25%, 9/1/30	$ 80,956
	Total Auto Parts & Equipment	$ 80,956
	Banks - 1.5%
200,000	ABN AMRO Bank NV, 4.8%, 4/18/26 (144A)	$ 222,396
200,000(d)	AIB Group Plc, 4.263% (3 Month USD LIBOR + 187 bps), 4/10/25 (144A)	212,728
200,000	Banco do Brasil SA, 3.25%, 9/30/26 (144A)	197,200
200,000	Banco Santander Chile, 2.7%, 1/10/25 (144A)	206,170
200,000(d)	Banco Santander SA, 1.722% (1 Year CMT Index + 90 bps), 9/14/27	197,015
335,000(d)	Bank of America Corp., 2.572% (SOFRRATE + 121 bps), 10/20/32	336,346
217,000(d)	Bank of America Corp., 4.083% (3 Month USD LIBOR + 315 bps), 3/20/51	261,752
225,000(d)	BNP Paribas SA, 2.159% (SOFRRATE + 122 bps), 9/15/29 (144A)	221,076
350,000(d)	BPCE SA, 3.116% (SOFRRATE + 173 bps), 10/19/32 (144A)	352,143
200,000	BPCE SA, 4.875%, 4/1/26 (144A)	223,134
220,000(d)	Citigroup, Inc., 2.52% (SOFRRATE + 118 bps), 11/3/32	219,346
465,000(b)(d)	Credit Suisse Group AG, 7.125% (5 Year USD Swap Rate + 511 bps)	480,694
210,000(d)	Goldman Sachs Group, Inc., 2.65% (SOFRRATE + 126 bps), 10/21/32	211,172
195,000(d)	Goldman Sachs Group, Inc., 3.272% (3 Month USD LIBOR + 120 bps), 9/29/25	205,795
140,000(d)	Goldman Sachs Group, Inc., 4.223% (3 Month USD LIBOR + 130 bps), 5/1/29	156,845
305,000(d)	HSBC Holdings Plc, 2.206% (SOFRRATE + 129 bps), 8/17/29	299,302
300,000(d)	Macquarie Group, Ltd., 2.691% (SOFRRATE + 144 bps), 6/23/32 (144A)	297,895
175,000(d)	Macquarie Group, Ltd., 2.871% (SOFRRATE + 153 bps), 1/14/33 (144A)	174,079
200,000(d)	Mitsubishi UFJ Financial Group, Inc., 2.494% (1 Year CMT Index + 97 bps), 10/13/32	199,469
200,000(b)(d)	Societe Generale SA, 5.375% (5 Year CMT Index + 451 bps) (144A)	212,500
225,000	Sumitomo Mitsui Financial Group, Inc., 3.202%, 9/17/29	235,667
250,000	Truist Bank, 2.25%, 3/11/30	250,180
240,000(b)(d)	UBS Group AG, 7.0% (5 Year USD Swap Rate + 434 bps) (144A)	259,500
350,000(d)	UniCredit S.p.A., 2.569% (1 Year CMT Index + 230 bps), 9/22/26 (144A)	352,007
200,000(d)	UniCredit S.p.A., 7.296% (5 Year USD 1100 Run ICE Swap Rate + 491 bps), 4/2/34 (144A)	241,263
530,000(d)	US Bancorp, 2.491% (5 Year CMT Index + 95 bps), 11/3/36	528,600
	Total Banks	$ 6,754,274
	Biotechnology - 0.1%
200,000	Grifols Escrow Issuer SA, 4.75%, 10/15/28 (144A)	$ 203,000
	Total Biotechnology	$ 203,000
	Building Materials - 0.1%
130,000	Builders FirstSource, Inc., 4.25%, 2/1/32 (144A)	$ 131,032
116,000	Carrier Global Corp., 2.7%, 2/15/31	118,485
118,000	Carrier Global Corp., 2.722%, 2/15/30	121,163
20,000	PGT Innovations, Inc., 4.375%, 10/1/29 (144A)	19,900
85,000	Standard Industries, Inc., 4.375%, 7/15/30 (144A)	85,000
10,000	Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 1/15/29 (144A)	10,475
	Total Building Materials	$ 486,055
	Chemicals - 0.1%
55,000	Ingevity Corp., 3.875%, 11/1/28 (144A)	$ 54,035
71,000	NOVA Chemicals Corp., 5.25%, 6/1/27 (144A)	74,725
150,000	Tronox, Inc., 4.625%, 3/15/29 (144A)	147,050
	Total Chemicals	$ 275,810
	Commercial Services - 0.2%
35,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)	$ 36,803
90,000	CoreLogic, Inc., 4.5%, 5/1/28 (144A)	88,926
110,000	Element Fleet Management Corp., 1.6%, 4/6/24 (144A)	110,741
115,000	Garda World Security Corp., 4.625%, 2/15/27 (144A)	113,850
50,000	HealthEquity, Inc., 4.5%, 10/1/29 (144A)	50,562
295,000	Moody's Corp., 2.75%, 8/19/41	289,063
115,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	117,875
	Total Commercial Services	$ 807,820
	Cosmetics/Personal Care - 0.0%†
75,000	Edgewell Personal Care Co., 5.5%, 6/1/28 (144A)	$ 78,462
	Total Cosmetics/Personal Care	$ 78,462
	Diversified Financial Services - 0.4%
205,000	Aercap Ireland CAP, 3.3%, 1/30/32	$ 209,018
225,000	Alliance Data Systems Corp., 7.0%, 1/15/26 (144A)	239,625
18,000	Avolon Holdings Funding, Ltd., 3.95%, 7/1/24 (144A)	18,986
200,000	B3 SA - Brasil Bolsa Balcao, 4.125%, 9/20/31 (144A)	191,490
300,000	Capital One Financial Corp., 3.75%, 4/24/24	318,974
110,000	Capital One Financial Corp., 4.25%, 4/30/25	120,412
45,000	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/30 (144A)	45,353
15,000	Nationstar Mortgage Holdings, Inc., 6.0%, 1/15/27 (144A)	15,675
120,000	OneMain Finance Corp., 3.5%, 1/15/27	117,300
305,000	OneMain Finance Corp., 4.0%, 9/15/30	296,231
185,000	Raymond James Financial, Inc., 3.75%, 4/1/51	210,737
Principal Amount USD ($)		Value
	Diversified Financial Services - (continued)
163,000	United Wholesale Mortgage LLC, 5.5%, 4/15/29 (144A)	$ 158,518
	Total Diversified Financial Services	$ 1,942,319
	Electric - 0.8%
190,000	AES Corp., 2.45%, 1/15/31	$ 186,083
60,000	AES Corp., 3.95%, 7/15/30 (144A)	65,472
125,000	American Electric Power Co., Inc., 4.3%, 12/1/28	141,421
529,000	Calpine Corp., 3.75%, 3/1/31 (144A)	507,845
30,000	Clearway Energy Operating LLC, 3.75%, 1/15/32 (144A)	29,855
220,000	Consolidated Edison Co. of New York, Inc., 4.625%, 12/1/54	279,424
76,000(f)	Dominion Energy, Inc., 3.071%, 8/15/24	79,758
250,000	Duke Energy Carolinas LLC, 3.95%, 3/15/48	292,640
230,000	Edison International, 2.95%, 3/15/23	234,744
200,000(d)	Enel S.p.A., 8.75% (5 Year USD Swap Rate + 588 bps), 9/24/73 (144A)	226,040
121,000	New York State Electric & Gas Corp., 3.3%, 9/15/49 (144A)	128,112
25,000	Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.5%, 8/15/28 (144A)	25,875
205,000	Puget Energy, Inc., 2.379%, 6/15/28	202,936
145,000	Puget Energy, Inc., 4.1%, 6/15/30	159,564
350,000	San Diego Gas & Electric Co., 2.95%, 8/15/51	354,848
215,000	Sempra Energy, 3.4%, 2/1/28	231,154
90,000	Talen Energy Supply LLC, 6.625%, 1/15/28 (144A)	85,050
100,000	Talen Energy Supply LLC, 7.625%, 6/1/28 (144A)	95,500
200,000	Virginia Electric & Power Co., 4.45%, 2/15/44	245,202
155,000	Vistra Operations Co. LLC, 4.375%, 5/1/29 (144A)	153,450
	Total Electric	$ 3,724,973
	Electronics - 0.0%†
55,000	Atkore, Inc., 4.25%, 6/1/31 (144A)	$ 55,550
	Total Electronics	$ 55,550
	Energy-Alternate Sources - 0.1%
42,142	Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)	$ 48,597
560,000	Atlantica Sustainable Infrastructure Plc, 4.125%, 6/15/28 (144A)	570,500
	Total Energy-Alternate Sources	$ 619,097
	Engineering & Construction - 0.1%
118,000	Dycom Industries, Inc., 4.5%, 4/15/29 (144A)	$ 119,770
95,000	TopBuild Corp., 4.125%, 2/15/32 (144A)	95,831
	Total Engineering & Construction	$ 215,601
	Entertainment - 0.0%†
25,000	Boyne USA, Inc., 4.75%, 5/15/29 (144A)	$ 25,563
	Total Entertainment	$ 25,563
	Food - 0.2%
160,000	Lamb Weston Holdings, Inc., 4.125%, 1/31/30 (144A)	$ 160,152
160,000	Lamb Weston Holdings, Inc., 4.375%, 1/31/32 (144A)	160,237
200,000	Minerva Luxembourg SA, 4.375%, 3/18/31 (144A)	190,140
40,000	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 3/1/29 (144A)	40,400
215,000	Smithfield Foods, Inc., 2.625%, 9/13/31 (144A)	207,518
155,000	Smithfield Foods, Inc., 3.0%, 10/15/30 (144A)	155,126
4,000	Smithfield Foods, Inc., 5.2%, 4/1/29 (144A)	4,599
	Total Food	$ 918,172
	Forest Products & Paper - 0.0%†
95,000	Glatfelter Corp., 4.75%, 11/15/29 (144A)	$ 96,701
	Total Forest Products & Paper	$ 96,701
	Gas - 0.2%
325,000	Boston Gas Co., 3.15%, 8/1/27 (144A)	$ 341,212
250,000	Southern California Gas Co., 5.125%, 11/15/40	324,600
	Total Gas	$ 665,812
	Hand/Machine Tools - 0.0%†
96,000	Kennametal, Inc., 2.8%, 3/1/31	$ 96,266
	Total Hand/Machine Tools	$ 96,266
	Healthcare-Products - 0.1%
140,000	Edwards Lifesciences Corp., 4.3%, 6/15/28	$ 160,108
350,000	Smith & Nephew Plc, 2.032%, 10/14/30	340,405
	Total Healthcare-Products	$ 500,513
	Healthcare-Services - 0.2%
400,000	Fresenius Medical Care US Finance III, Inc., 2.375%, 2/16/31 (144A)	$ 386,251
200,000	Laboratory Corp. of America Holdings, 2.7%, 6/1/31	203,719
60,000	ModivCare Escrow Issuer, Inc., 5.0%, 10/1/29 (144A)	61,030
	Total Healthcare-Services	$ 651,000
	Insurance - 0.9%
250,000	AXA SA, 8.6%, 12/15/30	$ 367,978
50,000(d)	Farmers Exchange Capital III, 5.454% (3 Month USD LIBOR + 345 bps), 10/15/54 (144A)	61,109
225,000(d)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	257,960
875,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	1,391,471
250,000	Nationwide Financial Services, Inc., 5.3%, 11/18/44 (144A)	316,557
402,000	Nationwide Mutual Insurance Co., 4.35%, 4/30/50 (144A)	467,569
270,000(d)	Nippon Life Insurance Co., 2.75% (5 Year CMT Index + 265 bps), 1/21/51 (144A)	262,237
200,000(d)	Nippon Life Insurance Co., 2.9% (5 Year CMT Index + 260 bps), 9/16/51 (144A)	194,587
Principal Amount USD ($)		Value
	Insurance - (continued)
305,000	Prudential Financial, Inc., 3.0%, 3/10/40	$ 313,140
163,000	Prudential Financial, Inc., 3.878%, 3/27/28	182,936
110,000	Teachers Insurance & Annuity Association of America, 4.27%, 5/15/47 (144A)	134,660
110,000	Teachers Insurance & Annuity Association of America, 4.9%, 9/15/44 (144A)	143,642
20,000	Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)	29,906
40,000	Willis North America, Inc., 2.95%, 9/15/29	41,325
	Total Insurance	$ 4,165,077
	Internet - 0.2%
625,000	Amazon.com, Inc., 3.1%, 5/12/51	$ 670,581
	Total Internet	$ 670,581
	Lodging - 0.0%†
110,000	Hilton Domestic Operating Co., Inc., 3.75%, 5/1/29 (144A)	$ 110,000
	Total Lodging	$ 110,000
	Machinery-Diversified - 0.2%
500,000	CNH Industrial Capital LLC, 1.875%, 1/15/26	$ 504,292
180,000	CNH Industrial Capital LLC, 1.95%, 7/2/23	183,216
	Total Machinery-Diversified	$ 687,508
	Media - 0.2%
125,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 6/1/33 (144A)	$ 124,688
200,000	CSC Holdings LLC, 4.625%, 12/1/30 (144A)	183,250
53,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/27 (144A)	15,805
350,000	Walt Disney Co., 3.8%, 3/22/30	394,357
	Total Media	$ 718,100
	Metal Fabricate/Hardware - 0.0%†
5,000	Roller Bearing Co. of America, Inc., 4.375%, 10/15/29 (144A)	$ 5,094
	Total Metal Fabricate/Hardware	$ 5,094
	Mining - 0.3%
200,000	Anglo American Capital Plc, 2.25%, 3/17/28 (144A)	$ 196,671
290,000	AngloGold Ashanti Holdings Plc, 3.75%, 10/1/30	293,262
250,000	Corp Nacional del Cobre de Chile, 5.625%, 10/18/43 (144A)	322,260
199,000	FMG Resources August 2006 Pty, Ltd., 4.375%, 4/1/31 (144A)	201,487
35,000	Novelis Corp., 3.25%, 11/15/26 (144A)	34,913
55,000	Novelis Corp., 3.875%, 8/15/31 (144A)	53,697
	Total Mining	$ 1,102,290
	Miscellaneous Manufacturer - 0.0%†
50,000	Hillenbrand, Inc., 3.75%, 3/1/31	$ 48,875
	Total Miscellaneous Manufacturer	$ 48,875
	Multi-National - 0.1%
370,000	Banque Ouest Africaine de Developpement, 4.7%, 10/22/31 (144A)	$ 402,841
	Total Multi-National	$ 402,841
	Oil & Gas - 0.5%
379,000	Cenovus Energy, Inc., 6.75%, 11/15/39	$ 518,847
45,000	EQT Corp., 3.625%, 5/15/31 (144A)	45,956
45,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.0%, 2/1/31 (144A)	46,187
600,000	Lundin Energy Finance BV, 3.1%, 7/15/31 (144A)	605,008
95,000	MEG Energy Corp., 7.125%, 2/1/27 (144A)	99,750
70,000	Phillips 66, 2.15%, 12/15/30	67,696
250,000	Sinopec Group Overseas Development 2014, Ltd., 4.375%, 4/10/24 (144A)	269,137
330,000	Southwestern Energy Co., 5.375%, 3/15/30	348,143
95,000	Sunoco LP/Sunoco Finance Corp., 4.5%, 4/30/30 (144A)	95,838
162,000	Valero Energy Corp., 6.625%, 6/15/37	220,597
	Total Oil & Gas	$ 2,317,159
	Packaging & Containers - 0.0%†
100,000	TriMas Corp., 4.125%, 4/15/29 (144A)	$ 101,250
	Total Packaging & Containers	$ 101,250
	Pharmaceuticals - 0.6%
618,000	AbbVie, Inc., 3.2%, 11/21/29	$ 660,734
117,000	AbbVie, Inc., 4.05%, 11/21/39	134,325
55,000	AdaptHealth LLC, 5.125%, 3/1/30 (144A)	55,275
147,000	Bausch Health Americas, Inc., 9.25%, 4/1/26 (144A)	156,187
250,000	Cardinal Health, Inc., 4.9%, 9/15/45	303,211
135,000	Cigna Corp., 4.375%, 10/15/28	154,822
83,290	CVS Pass-Through Trust, 5.298%, 1/11/27 (144A)	90,446
82,852	CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)	99,022
65,326	CVS Pass-Through Trust, 8.353%, 7/10/31 (144A)	84,023
200,000	Organon & Co./Organon Foreign Debt Co.-Issuer BV, 4.125%, 4/30/28 (144A)	202,750
371,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	349,667
400,000	Teva Pharmaceutical Finance Netherlands III BV, 6.75%, 3/1/28	438,000
	Total Pharmaceuticals	$ 2,728,462
	Pipelines - 0.7%
40,000	Enable Midstream Partners LP, 4.15%, 9/15/29	$ 43,098
332,000	Enable Midstream Partners LP, 4.95%, 5/15/28	371,055
210,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	210,000
47,000	EnLink Midstream Partners LP, 5.6%, 4/1/44	46,102
50,000	Hess Midstream Operations LP, 4.25%, 2/15/30 (144A)	50,000
85,000	Hess Midstream Operations LP, 5.125%, 6/15/28 (144A)	88,289
Principal Amount USD ($)		Value
	Pipelines - (continued)
295,000	Midwest Connector Capital Co. LLC, 4.625%, 4/1/29 (144A)	$ 314,609
280,000	MPLX LP, 4.25%, 12/1/27	312,127
180,000	NGPL PipeCo LLC, 3.25%, 7/15/31 (144A)	183,326
400,000	Phillips 66 Partners LP, 3.75%, 3/1/28	437,118
290,000	Sabine Pass Liquefaction LLC, 5.0%, 3/15/27	328,891
35,000	Venture Global Calcasieu Pass LLC, 3.875%, 8/15/29 (144A)	35,672
55,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/31 (144A)	56,922
205,000	Williams Cos., Inc., 5.75%, 6/24/44	269,160
242,000	Williams Cos., Inc., 7.75%, 6/15/31	333,934
	Total Pipelines	$ 3,080,303
	Real Estate - 0.0%†
155,000	Kennedy-Wilson, Inc., 4.75%, 2/1/30	$ 155,969
	Total Real Estate	$ 155,969
	REITs - 0.7%
125,000	Alexandria Real Estate Equities, Inc., 1.875%, 2/1/33	$ 117,329
50,000	Alexandria Real Estate Equities, Inc., 3.45%, 4/30/25	53,737
125,000	Corporate Office Properties LP, 2.0%, 1/15/29	121,301
145,000	Corporate Office Properties LP, 2.75%, 4/15/31	145,641
300,000	Duke Realty LP, 3.75%, 12/1/24	321,326
568,000	HAT Holdings I LLC/HAT Holdings II LLC, 3.375%, 6/15/26 (144A)	563,030
399,000	Healthcare Realty Trust, Inc., 2.05%, 3/15/31	385,686
265,000	Healthcare Trust of America Holdings LP, 3.1%, 2/15/30	274,593
82,000	Iron Mountain, Inc., 4.5%, 2/15/31 (144A)	82,820
160,000	iStar, Inc., 4.25%, 8/1/25	164,000
65,000	iStar, Inc., 4.75%, 10/1/24	68,673
40,000	iStar, Inc., 5.5%, 2/15/26	41,550
265,000	Lexington Realty Trust, 2.375%, 10/1/31	255,150
110,000	Lexington Realty Trust, 2.7%, 9/15/30	110,498
123,000	MPT Operating Partnership LP/MPT Finance Corp., 3.5%, 3/15/31	123,935
105,000	Sun Communities Operating LP, 2.3%, 11/1/28	104,214
205,000	UDR, Inc., 1.9%, 3/15/33	190,555
140,000	UDR, Inc., 4.4%, 1/26/29	158,124
	Total REITs	$ 3,282,162
	Retail - 0.3%
240,000	7-Eleven, Inc., 1.8%, 2/10/31 (144A)	$ 227,844
240,000	7-Eleven, Inc., 2.8%, 2/10/51 (144A)	224,981
50,000	AutoNation, Inc., 1.95%, 8/1/28	48,830
50,000	AutoNation, Inc., 2.4%, 8/1/31	48,506
250,000	AutoNation, Inc., 4.75%, 6/1/30	290,554
65,000	Beacon Roofing Supply, Inc., 4.125%, 5/15/29 (144A)	63,944
565,000	Best Buy Co., Inc., 1.95%, 10/1/30	545,836
25,000	Gap, Inc., 3.625%, 10/1/29 (144A)	24,500
25,000	Gap, Inc., 3.875%, 10/1/31 (144A)	24,500
	Total Retail	$ 1,499,495
	Semiconductors - 0.1%
391,000	Broadcom, Inc., 3.187%, 11/15/36 (144A)	$ 384,874
60,000	Broadcom, Inc., 4.3%, 11/15/32	66,849
105,000	Skyworks Solutions, Inc., 3.0%, 6/1/31	106,282
	Total Semiconductors	$ 558,005
	Software - 0.3%
435,000	Autodesk, Inc., 2.4%, 12/15/31	$ 428,149
530,000	Broadridge Financial Solutions, Inc., 2.6%, 5/1/31	533,693
175,000	Infor, Inc., 1.75%, 7/15/25 (144A)	176,391
	Total Software	$ 1,138,233
	Telecommunications - 0.4%
448,000	Level 3 Financing, Inc., 3.75%, 7/15/29 (144A)	$ 423,360
96,000	Level 3 Financing, Inc., 4.625%, 9/15/27 (144A)	98,400
110,000	Lumen Technologies, Inc., 5.8%, 3/15/22	111,203
215,000	Motorola Solutions, Inc., 2.3%, 11/15/30	210,013
174,000	Plantronics, Inc., 4.75%, 3/1/29 (144A)	159,645
625,000	T-Mobile USA, Inc., 2.55%, 2/15/31	620,585
230,000	Verizon Communications, Inc., 3.55%, 3/22/51	247,601
	Total Telecommunications	$ 1,870,807
	Transportation - 0.3%
150,000	Burlington Northern Santa Fe LLC, 5.15%, 9/1/43	$ 204,373
250,000	FedEx Corp., 4.55%, 4/1/46	302,660
370,000	Union Pacific Corp., 3.375%, 2/1/35	403,282
350,000	United Parcel Service, Inc., 4.45%, 4/1/30	415,448
	Total Transportation	$ 1,325,763
	Trucking & Leasing - 0.1%
195,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 1.7%, 6/15/26 (144A)	$ 194,176
165,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.35%, 11/1/29 (144A)	175,837
99,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.2%, 4/1/27 (144A)	110,197
	Total Trucking & Leasing	$ 480,210
Principal Amount USD ($)		Value
	Water - 0.0%†
75,000	Essential Utilities, Inc., 3.566%, 5/1/29	$ 81,104
	Total Water	$ 81,104
	TOTAL CORPORATE BONDS
	(Cost $47,140,474)	$ 49,005,218
	FOREIGN GOVERNMENT BONDS - 0.2% of Net Assets
	Chile - 0.1%
270,000	Chile Government International Bond, 3.1%, 5/7/41	$ 263,271
	Total Chile	$ 263,271
	Mexico - 0.1%
300,000	Mexico Government International Bond, 4.6%, 2/10/48	$ 318,657
	Total Mexico	$ 318,657
	Philippines - 0.0%†
200,000	Philippine Government International Bond, 5.0%, 1/13/37	$ 246,403
	Total Philippines	$ 246,403
	TOTAL FOREIGN GOVERNMENT BONDS
	(Cost $805,869)	$ 828,331
	INSURANCE-LINKED SECURITIES - 0.4% of Net Assets#
	Event Linked Bonds - 0.4%
	Health - U.S. - 0.0%†
250,000(c)	Vitality Re X, 1.791% (3 Month U.S. Treasury Bill + 175 bps), 1/10/23 (144A)	$ 244,100

	Multiperil - U.S. - 0.2%
250,000(c)	Easton Re Pte, 4.041% (3 Month U.S. Treasury Bill + 400 bps), 1/8/24 (144A)	$ 253,225
250,000(c)	Residential Reinsurance 2017, 6.081% (3 Month U.S. Treasury Bill + 604 bps), 12/6/21 (144A)	250,350
250,000(c)	Tailwind Re 2017-1, 7.691% (3 Month U.S. Treasury Bill + 765 bps), 1/8/22 (144A)	251,350
		$ 754,925
	Multiperil - U.S. & Canada - 0.1%
250,000(c)	Mona Lisa Re, 8.041% (3 Month U.S. Treasury Bill + 800 bps), 1/9/23 (144A)	$ 252,475

	Windstorm - U.S. - 0.1%
250,000(c)	Bonanza Re, 4.791% (3 Month U.S. Treasury Bill + 475 bps), 12/23/24 (144A)	$ 254,525
	Total Event Linked Bonds	$ 1,506,025
Face Amount USD ($)
	Reinsurance Sidecars - 0.0%†
	Multiperil - Worldwide - 0.0%†
250,000+(a)(g)	Bantry Re 2016, 3/31/23	$ 20,150
100,000+(a)(h)	Lorenz Re 2018, 7/1/22	765
100,000+(g)	Sector Re V, Series 9, Class A, 3/1/24 (144A)	65,143
		$ 86,058
	Total Reinsurance Sidecars	$ 86,058
	TOTAL INSURANCE-LINKED SECURITIES
	(Cost $1,639,120)	$ 1,592,083
Principal Amount USD ($)
	MUNICIPAL BONDS - 0.1% of Net Assets(i)
	Municipal Education - 0.0%†
100,000	Massachusetts Development Finance Agency, Series B, 4.844%, 9/1/43	$ 127,084
	Total Municipal Education	$ 127,084
	Municipal General - 0.0%†
100,000(j)	Central Texas Regional Mobility Authority, 1/1/25	$ 97,236
	Total Municipal General	$ 97,236
	Municipal Higher Education - 0.1%
200,000(k)	University of California, Series AG, 4.062%, 5/15/33	$ 211,474
	Total Municipal Higher Education	$ 211,474
	Municipal Medical - 0.0%†
100,000	Health & Educational Facilities Authority of the State of Missouri, Washington University, Series A, 3.685%, 2/15/47	$ 119,952
	Total Municipal Medical	$ 119,952
	TOTAL MUNICIPAL BONDS
	(Cost $484,257)	$ 555,746
	SENIOR SECURED FLOATING RATE LOAN INTERESTS - 0.2% of Net Assets*(c)
	Broadcasting & Entertainment - 0.0%†
107,120	Sinclair Television Group, Inc., Tranche B Term Loan, 2.34% (LIBOR + 225 bps), 1/3/24	$ 105,804
	Total Broadcasting & Entertainment	$ 105,804
	Computers & Electronics - 0.1%
168,875	Iron Mountain Information Management LLC, Incremental Term B Loan, 1.837% (LIBOR + 175 bps), 1/2/26	$ 167,292
	Total Computers & Electronics	$ 167,292
	Forest Products - 0.0%†
109,725	Schweitzer-Mauduit International, Inc., Term B Loan, 4.5% (LIBOR + 375 bps), 2/9/28	$ 109,656
	Total Forest Products	$ 109,656
Principal Amount USD ($)		Value
	Insurance - 0.0%†
96,482	USI, Inc., 2017 New Term Loan, 3.132% (LIBOR + 300 bps), 5/16/24	$ 95,897
	Total Insurance	$ 95,897
	Leasing - 0.1%
73,161	Avolon TLB Borrower 1 (US) LLC, Term B-4 Loan, 2.25% (LIBOR + 150 bps), 2/12/27	$ 72,629
130,275	IBC Capital I, Ltd., First Lien Tranche B-1 Term Loan, 3.87% (LIBOR + 375 bps), 9/11/23	128,361
	Total Leasing	$ 200,990
	Machinery - 0.0%†
100,000	Grinding Media, Inc., First Lien Initial Term Loan, 4.75% (LIBOR + 400 bps), 10/12/28	$ 100,375
	Total Machinery	$ 100,375
	Securities & Trusts - 0.0%†
40,000	LSF11 A5 Holdco LLC, Term Loan, 4.25% (LIBOR + 375 bps), 10/15/28	$ 40,016
	Total Securities & Trusts	$ 40,016
	TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
	(Cost $823,534)	$ 820,030
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 22.3% of Net Assets
1,000,000	Fannie Mae, 1.5%, 11/1/36 (TBA)	$ 1,005,859
400,000	Fannie Mae, 2.0%, 11/1/36 (TBA)	410,391
21,596	Fannie Mae, 2.5%, 3/1/43	22,374
16,469	Fannie Mae, 2.5%, 4/1/43	17,078
7,707	Fannie Mae, 2.5%, 8/1/43	7,992
15,560	Fannie Mae, 2.5%, 4/1/45	16,077
24,349	Fannie Mae, 2.5%, 4/1/45	25,159
14,741	Fannie Mae, 2.5%, 8/1/45	15,176
497,186	Fannie Mae, 2.5%, 10/1/51	512,154
10,000,000	Fannie Mae, 2.5%, 11/1/51 (TBA)	10,269,531
47,770	Fannie Mae, 3.0%, 10/1/30	50,508
13,038	Fannie Mae, 3.0%, 2/1/43	13,878
122,290	Fannie Mae, 3.0%, 6/1/45	131,055
5,973	Fannie Mae, 3.0%, 5/1/46	6,360
5,947	Fannie Mae, 3.0%, 10/1/46	6,320
2,874	Fannie Mae, 3.0%, 1/1/47	3,048
20,237	Fannie Mae, 3.0%, 7/1/49	21,610
1,400,000	Fannie Mae, 3.0%, 1/1/51 (TBA)	1,456,835
3,000,000	Fannie Mae, 3.0%, 11/1/51 (TBA)	3,130,195
600,000	Fannie Mae, 3.0%, 12/1/51 (TBA)	625,178
479,980	Fannie Mae, 3.5%, 7/1/43	521,480
128,090	Fannie Mae, 3.5%, 1/1/47	137,543
10,611	Fannie Mae, 3.5%, 2/1/49	11,182
6,597	Fannie Mae, 3.5%, 4/1/49	6,750
199,758	Fannie Mae, 3.5%, 5/1/49	217,043
299,654	Fannie Mae, 3.5%, 5/1/49	327,102
304,682	Fannie Mae, 3.5%, 6/1/49	331,575
3,000,000	Fannie Mae, 3.5%, 11/1/51 (TBA)	3,170,391
1,000,000	Fannie Mae, 3.5%, 12/1/51 (TBA)	1,056,328
96,404	Fannie Mae, 4.0%, 10/1/40	107,750
150,140	Fannie Mae, 4.0%, 3/1/41	165,404
33,884	Fannie Mae, 4.0%, 5/1/42	37,321
221,226	Fannie Mae, 4.0%, 6/1/42	244,482
67,071	Fannie Mae, 4.0%, 9/1/42	73,807
165,138	Fannie Mae, 4.0%, 7/1/43	176,805
42,658	Fannie Mae, 4.0%, 8/1/43	46,759
104,006	Fannie Mae, 4.0%, 8/1/43	114,919
36,458	Fannie Mae, 4.0%, 4/1/47	39,784
10,218	Fannie Mae, 4.0%, 6/1/47	11,160
16,363	Fannie Mae, 4.0%, 6/1/47	17,850
137,526	Fannie Mae, 4.0%, 3/1/48	147,195
1,500,000	Fannie Mae, 4.0%, 11/1/51 (TBA)	1,606,052
1,000,000	Fannie Mae, 4.0%, 12/1/51 (TBA)	1,070,624
143,126	Fannie Mae, 4.5%, 6/1/40	159,457
110,967	Fannie Mae, 4.5%, 4/1/41	124,739
175,039	Fannie Mae, 4.5%, 12/1/43	194,574
335,379	Fannie Mae, 4.5%, 5/1/49	367,295
198,827	Fannie Mae, 4.5%, 4/1/50	216,632
3,200,000	Fannie Mae, 4.5%, 11/1/51 (TBA)	3,459,000
2,800,000	Fannie Mae, 4.5%, 12/1/51 (TBA)	3,028,571
82,823	Fannie Mae, 5.0%, 5/1/31	93,403
24,513	Fannie Mae, 5.0%, 6/1/49	26,920
14,651	Fannie Mae, 5.0%, 10/1/49	16,123
2,380	Fannie Mae, 5.5%, 3/1/23	2,420
2,416	Fannie Mae, 5.5%, 3/1/34	2,706
5,343	Fannie Mae, 5.5%, 12/1/34	6,100
34,616	Fannie Mae, 5.5%, 10/1/35	40,143
11,933	Fannie Mae, 5.5%, 12/1/35	13,879
15,831	Fannie Mae, 5.5%, 12/1/35	18,412
9,791	Fannie Mae, 5.5%, 5/1/37	11,427
70,846	Fannie Mae, 5.5%, 5/1/38	82,754
377	Fannie Mae, 6.0%, 9/1/29	429
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
1,078	Fannie Mae, 6.0%, 8/1/32	$ 1,263
5,938	Fannie Mae, 6.0%, 12/1/33	6,671
6,234	Fannie Mae, 6.0%, 10/1/37	7,357
4,173	Fannie Mae, 6.0%, 12/1/37	4,927
7,678	Fannie Mae, 6.5%, 4/1/29	8,431
3,106	Fannie Mae, 6.5%, 7/1/29	3,493
10,462	Fannie Mae, 6.5%, 5/1/32	11,918
9,772	Fannie Mae, 6.5%, 9/1/32	11,277
4,337	Fannie Mae, 6.5%, 10/1/32	4,899
9,253	Fannie Mae, 7.0%, 1/1/36	10,631
197,070	Federal Home Loan Mortgage Corp, 2.5%, 8/1/51	203,334
46,057	Federal Home Loan Mortgage Corp., 3.0%, 2/1/43	49,376
75,777	Federal Home Loan Mortgage Corp., 3.0%, 4/1/43	81,250
47,149	Federal Home Loan Mortgage Corp., 3.0%, 5/1/43	50,193
94,475	Federal Home Loan Mortgage Corp., 3.0%, 6/1/46	100,564
23,515	Federal Home Loan Mortgage Corp., 3.0%, 12/1/46	25,032
183,286	Federal Home Loan Mortgage Corp., 3.0%, 2/1/47	196,350
9,327	Federal Home Loan Mortgage Corp., 3.0%, 11/1/47	9,968
104,005	Federal Home Loan Mortgage Corp., 3.5%, 3/1/42	112,464
113,524	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	122,411
117,159	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	126,893
124,771	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	135,390
11,833	Federal Home Loan Mortgage Corp., 3.5%, 6/1/47	12,747
139,307	Federal Home Loan Mortgage Corp., 4.0%, 2/1/40	153,984
190,756	Federal Home Loan Mortgage Corp., 4.0%, 11/1/40	210,168
194,466	Federal Home Loan Mortgage Corp., 4.0%, 11/1/40	214,926
118,458	Federal Home Loan Mortgage Corp., 4.0%, 1/1/41	130,512
19,867	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	21,543
29,732	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	32,369
58,858	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	64,069
22,004	Federal Home Loan Mortgage Corp., 4.5%, 8/1/34	24,464
71,220	Federal Home Loan Mortgage Corp., 4.5%, 5/1/40	79,362
34,851	Federal Home Loan Mortgage Corp., 4.5%, 7/1/40	38,898
67,484	Federal Home Loan Mortgage Corp., 4.5%, 5/1/41	74,713
17,046	Federal Home Loan Mortgage Corp., 5.0%, 11/1/34	19,478
14,623	Federal Home Loan Mortgage Corp., 5.0%, 8/1/37	16,733
3,537	Federal Home Loan Mortgage Corp., 5.0%, 5/1/39	4,052
9,370	Federal Home Loan Mortgage Corp., 5.0%, 12/1/39	10,732
38,206	Federal Home Loan Mortgage Corp., 5.0%, 10/1/49	42,082
360,327	Federal Home Loan Mortgage Corp., 5.0%, 12/1/49	396,652
9,509	Federal Home Loan Mortgage Corp., 5.5%, 11/1/34	11,053
5,815	Federal Home Loan Mortgage Corp., 6.0%, 1/1/38	6,822
11,895	Federal Home Loan Mortgage Corp., 6.0%, 10/1/38	14,005
4,663	Federal Home Loan Mortgage Corp., 6.5%, 10/1/33	5,413
70,197	Federal Home Loan Mortgage Corp., 7.0%, 10/1/46	73,185
2,000,000	Government National Mortgage Association, 2.5%, 11/1/51 (TBA)	2,055,781
1,400,000	Government National Mortgage Association, 3.0%, 11/1/51 (TBA)	1,453,539
1,400,000	Government National Mortgage Association, 3.5%, 11/1/51 (TBA)	1,464,641
700,000	Government National Mortgage Association, 4.0%, 11/1/51 (TBA)	741,944
500,000	Government National Mortgage Association, 4.5%, 11/1/51 (TBA)	533,281
89,002	Government National Mortgage Association I, 3.5%, 11/15/41	95,677
9,174	Government National Mortgage Association I, 3.5%, 10/15/42	9,783
135,951	Government National Mortgage Association I, 4.0%, 9/15/41	149,124
24,400	Government National Mortgage Association I, 4.0%, 4/15/45	26,766
49,531	Government National Mortgage Association I, 4.0%, 6/15/45	54,306
27,798	Government National Mortgage Association I, 4.5%, 5/15/39	31,811
6,298	Government National Mortgage Association I, 5.5%, 8/15/33	7,347
9,437	Government National Mortgage Association I, 5.5%, 9/15/33	10,609
7,900	Government National Mortgage Association I, 6.0%, 10/15/33	8,980
9,121	Government National Mortgage Association I, 6.0%, 9/15/34	10,238
31,812	Government National Mortgage Association I, 6.0%, 9/15/38	37,036
4,094	Government National Mortgage Association I, 6.5%, 10/15/28	4,575
15,395	Government National Mortgage Association I, 6.5%, 5/15/31	17,206
6,226	Government National Mortgage Association I, 6.5%, 6/15/32	7,169
11,635	Government National Mortgage Association I, 6.5%, 12/15/32	13,481
12,655	Government National Mortgage Association I, 6.5%, 5/15/33	14,144
148	Government National Mortgage Association I, 7.0%, 8/15/28	163
2,369	Government National Mortgage Association I, 8.0%, 2/15/30	2,380
37,318	Government National Mortgage Association II, 4.5%, 9/20/44	40,559
17,651	Government National Mortgage Association II, 4.5%, 10/20/44	19,608
36,981	Government National Mortgage Association II, 4.5%, 11/20/44	41,062
13,729	Government National Mortgage Association II, 5.5%, 2/20/34	16,123
21,797	Government National Mortgage Association II, 6.5%, 11/20/28	24,299
1,196	Government National Mortgage Association II, 7.5%, 9/20/29	1,359
12,000,000(j)	U.S. Treasury Bills, 11/12/21	11,999,853
10,000,000(j)	U.S. Treasury Bills, 11/23/21	9,999,658
13,668,000(j)	U.S. Treasury Bills, 11/26/21	13,667,464
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
3,332,000(j)	U.S. Treasury Bills, 12/2/21	$ 3,331,827
4,000,000(j)	U.S. Treasury Bills, 12/9/21	3,999,732
535,000	U.S. Treasury Bonds, 2.0%, 2/15/50	540,266
1,550,000	U.S. Treasury Bonds, 3.0%, 2/15/48	1,885,914
1,480,000	U.S. Treasury Bonds, 3.0%, 2/15/49	1,811,497
1,508,672	U.S. Treasury Inflation Indexed Bonds, 0.125%, 1/15/31	1,673,271
49,596	U.S. Treasury Inflation Indexed Bonds, 0.125%, 2/15/51	56,351
66,930	U.S. Treasury Inflation Indexed Bonds, 0.25%, 2/15/50	78,013
1,250,000	U.S. Treasury Notes, 0.375%, 4/30/25	1,226,562
1,550,000	U.S. Treasury Notes, 1.125%, 2/15/31	1,495,750
2,500,000	U.S. Treasury Notes, 1.5%, 2/15/30	2,503,809
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $99,207,331)	$ 99,356,080
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 107.2%
	(Cost $385,601,895)	$ 476,664,075

Shares		Dividend Income	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Value
AFFILIATED ISSUER - 0.2%
CLOSED-END FUND - 0.2% of Net Assets
110,371(l)	Pioneer ILS Interval Fund	- $	- $	(24,282)	$ 931,531
TOTAL CLOSED-END FUND
	(Cost $1,123,856)				$ 931,531
TOTAL INVESTMENTS IN AFFILIATED ISSUER - 0.2%
	(Cost $1,123,856)				$ 931,531
	OTHER ASSETS AND LIABILITIES - (7.4)%				$ (32,773,504)
	NET ASSETS - 100.0%				$ 444,822,102

bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
REMICS	Real Estate Mortgage Investment Conduits.
SOFRRATE	Secured Overnight Financing Rate.
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At October 31, 2021, the value of these securities amounted to $58,162,704, or 13.1% of net assets.
(A.D.R.)	American Depositary Receipts.
(TBA)	“To Be Announced” Securities.
†	Amount rounds to less than 0.1%.
*	Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at October 31, 2021.
+	Security that used significant unobservable inputs to determine its value.
(a)	Non-income producing security.
(b)	Security is perpetual in nature and has no stated maturity date.
(c)	Floating rate note. Coupon rate, reference index and spread shown at October 31, 2021.
(d)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at October 31, 2021.
(e)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(f)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at October 31, 2021.
(g)	Issued as participation notes.
(h)	Issued as preference shares.
(i)	Consists of Revenue Bonds unless otherwise indicated.
(j)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(k)	Pre-refunded bonds have been collateralized by U.S. Treasury or U.S. Government Agency securities which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.
(l)	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management, Inc., (the "Adviser”).
#	Securities are restricted as to resale.

Schedule of Investments | 10/31/21 (unaudited) (continued)

Restricted Securities	Acquisition date	Cost	Value
Bantry Re 2016	2/6/2019	$ 20,150	$ 20,150
Bonanza Re	12/15/2020	250,000	254,525
Easton Re Pte	12/15/2020	250,000	253,225
Lorenz Re 2018	6/26/2018	19,097	765
Mona Lisa Re	12/30/2019	250,000	252,475
Residential Reinsurance 2017	11/3/2017	250,000	250,350
Sector Re V, Series 9	4/23/2019	100,000	65,143
Tailwind Re 2017-1	12/20/2017	250,000	251,350
Vitality Re X	2/3/2020	249,873	244,100
Total Restricted Securities			$ 1,592,083
% of Net assets			0.4%

FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
54	U.S. 2 Year Note (CBT)	12/31/21	$ 11,890,125	$ 11,839,500	$ (50,625)
76	U.S. 5 Year Note (CBT)	12/31/21	9,392,469	9,253,000	(139,469)
3	U.S. Long Bond (CBT)	12/21/21	488,297	482,531	(5,766)
29	U.S. Ultra Bond (CBT)	12/21/21	5,690,102	5,695,782	5,680
			$ 27,460,993	$ 27,270,813	$ (190,180)

Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
2	U.S. 10 Year Note (CBT)	12/21/21	$ (264,516)	$ (261,407)	$ 3,109
54	U.S. 10 Year Ultra	12/21/21	(7,873,813)	(7,831,688)	42,125
			$ (8,138,329)	$ (8,093,095)	$ 45,234
TOTAL FUTURES CONTRACTS			$ 19,322,664	$ 19,177,718	$ (144,946)

Principal amounts are denominated in U.S. dollars ("USD") unless otherwise noted.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of October 31, 2021, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$ 281,256,412	$ –	$ –	$ 281,256,412
Convertible Preferred Stock	1,871,083	–	–	1,871,083
Asset Backed Securities	–	9,811,922	–	9,811,922
Collateralized Mortgage Obligations	–	21,264,875	–	21,264,875
Commercial Mortgage-Backed Securities	–	10,302,295	–	10,302,295
Corporate Bonds	–	49,005,218	–	49,005,218
Foreign Government Bonds	–	828,331	–	828,331
Insurance-Linked Securities
Reinsurance Sidecars
Multiperil - Worldwide	–	–	86,058	86,058
All Other Insurance-Linked Securities	–	1,506,025	–	1,506,025
Municipal Bonds	–	555,746	–	555,746
Senior Secured Floating Rate Loan Interests	–	820,030	–	820,030
U.S. Government and Agency Obligations	–	99,356,080	–	99,356,080
Investment Company	–	931,531	–	931,531
Total Investments in Securities	$ 283,127,495	$ 194,382,053	$ 86,058	$ 477,595,606
Other Financial Instruments
Net unrealized depreciation on futures contracts	$ (144,946)	$ –	$ –	$ (144,946)
Total Other Financial Instruments	$ (144,946)	$ –	$ –	$ (144,946)

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Insurance-Linked Securities
Balance as of 7/31/21	$ 82,535
Realized gain (loss)	(817)
Changed in unrealized appreciation (depreciation)	6,710
Accrued discounts/premiums	--
Purchases	--
Sales	(2,370)
Transfers in to Level 3*	--
Transfers out of Level 3*	--
Balance as of 10/31/21	$ 86,058

*	Transfers are calculated on the beginning of period value. During the three months ended October 31, 2021, there were no transfers in or out of Level 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at October 31, 2021: $5,893.